Goodwill - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Beginning balance, Cost	$ 9,029	$ 9,414
Accumulated impairment at January 1, 2017	(186)	(186)
Beginning balance, Book value	8,843	9,228
Changes in book value:
Acquisitions	0	14
Transfer to assets held for sale	0	(349)
Translation differences	51	(25)
Total changes	23	(385)
Ending balance, Cost	9,020	9,029
Accumulated impairment at December 31, 2017	(154)	(186)
Ending balance, Book value	8,866	8,843
Freescale Semiconductor, Ltd. [Member]
Changes in book value:
Purchase accounting and other adjustments related to Freescale acquisition	$ (28)	$ (25)